Quarterly portfolio holdings
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
June 30, 2025
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Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 98.2%		$21,667,537,528
(Cost $15,743,392,849)
Consumer discretionary 13.6%		3,011,994,553
Automobile components 0.4%
Gentex Corp.	4,160,299	91,484,975
Automobiles 0.3%
Harley-Davidson, Inc.	2,831,104	66,814,054
Broadline retail 1.1%
eBay, Inc.	3,346,570	249,185,602
Distributors 0.4%
LKQ Corp.	2,300,971	85,158,937
Diversified consumer services 1.4%
frontdoor, Inc. (A)	3,087,252	181,962,633
H&R Block, Inc.	2,324,258	127,578,522
Hotels, restaurants and leisure 2.9%
Boyd Gaming Corp.	2,301,467	180,043,763
Churchill Downs, Inc.	884,478	89,332,278
Darden Restaurants, Inc.	555,102	120,995,583
Marriott International, Inc., Class A	518,341	141,615,945
Wyndham Hotels & Resorts, Inc.	1,316,512	106,913,940
Household durables 3.1%
Cavco Industries, Inc. (A)	99,507	43,228,826
NVR, Inc. (A)	31,412	231,998,352
Somnigroup International, Inc.	3,883,541	264,274,965
TopBuild Corp. (A)	481,815	155,982,788
Specialty retail 2.8%
AutoZone, Inc. (A)	104,044	386,235,258
Ross Stores, Inc.	967,517	123,435,819
Valvoline, Inc. (A)	2,863,003	108,421,924
Textiles, apparel and luxury goods 1.2%
Crocs, Inc. (A)	1,174,614	118,964,906
Ralph Lauren Corp.	504,468	138,365,483
Consumer staples 5.0%		1,097,290,429
Beverages 2.0%
Coca-Cola Consolidated, Inc.	1,336,720	149,244,788
Coca-Cola Europacific Partners PLC	1,323,645	122,728,364
Primo Brands Corp.	5,387,727	159,584,474
Consumer staples distribution and retail 2.6%
Maplebear, Inc. (A)	2,821,978	127,666,285
Sysco Corp.	2,435,438	184,460,074
U.S. Foods Holding Corp. (A)	3,308,917	254,819,698
Food products 0.4%
Lamb Weston Holdings, Inc.	1,905,241	98,786,746
Energy 6.3%		1,387,861,883
Energy equipment and services 1.0%
TechnipFMC PLC	6,604,128	227,446,168
Oil, gas and consumable fuels 5.3%
Chord Energy Corp.	1,052,979	101,981,016
Diamondback Energy, Inc.	1,001,632	137,624,237
EQT Corp.	3,581,346	208,864,099
Marathon Petroleum Corp.	1,419,962	235,869,888
ONEOK, Inc.	1,103,567	90,084,174
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Permian Resources Corp.	6,537,043	$89,034,526
Phillips 66	809,170	96,533,981
Range Resources Corp.	4,928,050	200,423,794
Financials 18.8%		4,149,631,676
Banks 2.8%
East West Bancorp, Inc.	2,161,947	218,313,408
Fifth Third Bancorp	3,771,155	155,107,605
Huntington Bancshares, Inc.	15,261,563	255,783,796
Capital markets 7.9%
Affiliated Managers Group, Inc.	815,907	160,546,020
Ameriprise Financial, Inc.	844,743	450,864,681
Evercore, Inc., Class A	1,063,237	287,095,255
LPL Financial Holdings, Inc.	1,140,528	427,663,784
Stifel Financial Corp.	1,622,421	168,374,851
The Carlyle Group, Inc.	4,886,827	251,182,908
Consumer finance 1.8%
SLM Corp.	5,347,697	175,350,985
Synchrony Financial	3,210,917	214,296,601
Financial services 2.8%
Equitable Holdings, Inc.	2,461,625	138,097,163
Fidelity National Information Services, Inc.	1,222,276	99,505,489
Rocket Companies, Inc., Class A (B)(C)	10,454,604	148,246,285
Voya Financial, Inc.	1,893,919	134,468,249
WEX, Inc. (A)	610,548	89,683,396
Insurance 3.5%
Brown & Brown, Inc.	1,100,165	121,975,294
First American Financial Corp.	2,402,090	147,464,305
Markel Group, Inc. (A)	133,772	267,190,842
RenaissanceRe Holdings, Ltd.	435,303	105,735,099
The Travelers Companies, Inc.	495,947	132,685,660
Health care 4.5%		1,003,125,169
Health care equipment and supplies 0.8%
Solventum Corp. (A)	2,313,458	175,452,655
Health care providers and services 3.7%
Cencora, Inc.	990,802	297,091,980
McKesson Corp.	148,041	108,481,484
Molina Healthcare, Inc. (A)	360,497	107,392,056
Quest Diagnostics, Inc.	534,493	96,010,978
Tenet Healthcare Corp. (A)	1,242,591	218,696,016
Industrials 20.2%		4,447,835,621
Aerospace and defense 3.7%
Howmet Aerospace, Inc.	2,144,632	399,180,354
L3Harris Technologies, Inc.	532,307	133,523,888
Textron, Inc.	3,625,510	291,092,198
Air freight and logistics 1.0%
Expeditors International of Washington, Inc.	1,825,141	208,522,359
Building products 3.9%
Allegion PLC	1,855,264	267,380,648
Builders FirstSource, Inc. (A)	643,590	75,100,517
Masco Corp.	3,679,911	236,839,072
Masterbrand, Inc. (A)	4,848,877	52,998,226
Resideo Technologies, Inc. (A)	4,234,617	93,415,651
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials (continued)
Building products (continued)
UFP Industries, Inc.	1,306,207	$129,784,728
Commercial services and supplies 1.1%
RB Global, Inc.	2,273,227	241,393,975
Electrical equipment 1.5%
AMETEK, Inc.	846,380	153,160,925
Generac Holdings, Inc. (A)	1,309,277	187,501,559
Ground transportation 2.1%
Landstar System, Inc.	743,770	103,398,905
Norfolk Southern Corp.	1,359,220	347,919,539
Industrial conglomerates 0.5%
3M Company	777,522	118,369,949
Machinery 2.6%
Dover Corp.	589,388	107,993,563
ITT, Inc.	490,694	76,955,540
Lincoln Electric Holdings, Inc.	490,669	101,725,497
Parker-Hannifin Corp.	177,533	124,001,475
Watts Water Technologies, Inc., Class A	639,033	157,131,824
Professional services 3.3%
CACI International, Inc., Class A (A)	377,932	180,160,184
Equifax, Inc.	688,676	178,621,894
Leidos Holdings, Inc.	954,436	150,571,823
Science Applications International Corp.	589,982	66,437,873
SS&C Technologies Holdings, Inc.	1,919,475	158,932,530
Trading companies and distributors 0.5%
MSC Industrial Direct Company, Inc., Class A	1,243,483	105,720,925
Information technology 12.6%		2,773,292,376
Electronic equipment, instruments and components 5.8%
Arrow Electronics, Inc. (A)	966,317	123,137,775
CDW Corp.	1,115,514	199,219,645
Flex, Ltd. (A)	3,585,873	179,006,780
Jabil, Inc.	853,557	186,160,782
Keysight Technologies, Inc. (A)	1,473,272	241,410,350
TE Connectivity PLC	892,902	150,605,780
Zebra Technologies Corp., Class A (A)	667,472	205,821,666
Semiconductors and semiconductor equipment 1.8%
Lam Research Corp.	1,800,190	175,230,495
Microchip Technology, Inc.	3,179,902	223,769,704
Software 2.8%
Check Point Software Technologies, Ltd. (A)	1,325,231	293,207,359
Gen Digital, Inc.	5,925,193	174,200,674
InterDigital, Inc. (C)	599,198	134,358,168
Technology hardware, storage and peripherals 2.2%
Dell Technologies, Inc., Class C	1,440,076	176,553,318
NetApp, Inc.	1,623,196	172,951,534
Seagate Technology Holdings PLC	953,775	137,658,346
Materials 5.8%		1,285,898,372
Chemicals 2.2%
CF Industries Holdings, Inc.	2,238,085	205,903,820
DuPont de Nemours, Inc.	1,771,434	121,502,658
The Mosaic Company	4,434,864	161,783,839
Containers and packaging 1.5%
Ball Corp.	2,691,882	150,987,661
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging (continued)
Packaging Corp. of America	942,050	$177,529,323
Metals and mining 2.1%
Commercial Metals Company	2,531,455	123,813,464
Freeport-McMoRan, Inc.	2,747,855	119,119,514
Reliance, Inc.	717,611	225,258,093
Real estate 7.1%		1,559,649,596
Industrial REITs 0.6%
EastGroup Properties, Inc.	848,607	141,819,202
Office REITs 0.7%
BXP, Inc.	2,141,210	144,467,439
Residential REITs 1.9%
Equity LifeStyle Properties, Inc.	2,042,544	125,963,688
Equity Residential	1,714,259	115,695,340
Essex Property Trust, Inc.	615,349	174,389,907
Retail REITs 2.1%
Regency Centers Corp.	2,472,200	176,094,806
Simon Property Group, Inc.	1,720,899	276,651,723
Specialized REITs 1.8%
Extra Space Storage, Inc.	712,854	105,103,194
Lamar Advertising Company, Class A	1,616,259	196,149,192
VICI Properties, Inc.	3,169,175	103,315,105
Utilities 4.3%		950,957,853
Electric utilities 2.7%
Entergy Corp.	2,000,233	166,259,367
FirstEnergy Corp.	2,796,818	112,599,893
NRG Energy, Inc.	830,376	133,341,778
OGE Energy Corp.	4,055,859	179,999,022
Multi-utilities 1.6%
CenterPoint Energy, Inc.	3,268,487	120,084,212
DTE Energy Company	1,801,854	238,673,581

	Yield (%)	Shares	Value
Short-term investments 2.5%			$562,263,808
(Cost $562,262,220)
Short-term funds 2.5%			562,263,808
John Hancock Collateral Trust (D)	4.2596(E)	17,742,710	177,469,682
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2560(E)	384,794,126	384,794,126

Total investments (Cost $16,305,655,069) 100.7%	$22,229,801,336
Other assets and liabilities, net (0.7%)	(165,354,906)
Total net assets 100.0%	$22,064,446,430

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	All or a portion of this security is on loan as of 6-30-25. The value of securities on loan amounted to $171,489,310.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-25.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	17,742,710	$119,113,445	$550,716,881	$(492,349,927)	$(13,272)	$2,555	$3,338,456	—	$177,469,682
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended June 30, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A	10,454,604	$119,125,916	$9,982,971	$(2,643,063)	$(106,794)	$21,887,255	$7,124,594	—	$148,246,285
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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